Investments in Joint Ventures 1 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Acquisition cost	₩ 2,069,491		₩ 1,943,392
Total acquisition cost	5,129,326		4,425,153
Book value [Abstract]
Total book value	7,471,384		6,170,533
Book value	₩ 2,239,011		₩ 1,919,746	₩ 1,663,029
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	52.80%	[1]	52.80%
Acquisition cost	₩ 11,355	[1]	₩ 11,355
Book value [Abstract]
Book value	₩ 58	[1]	₩ 100
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	Netherlands		Netherlands
Percentage of ownership	49.00%		49.00%
Acquisition cost	₩ 44,405		₩ 44,405
Book value [Abstract]
Book value	₩ 37,069		₩ 13,264	18,318
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Key operation activities	Maintenance of utility plant	[1]	Maintenance of utility plant
Location	Cayman	[1]	Cayman
Percentage of ownership	55.00%	[1]	55.00%
Acquisition cost	₩ 30	[1]	₩ 30
Book value [Abstract]
Book value	₩ 1,380	[1]	₩ 1,057	1,408
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Key operation activities	Resources development		Resources development
Location	Canada		Canada
Percentage of ownership	33.10%		33.10%
Acquisition cost	₩ 26,602		₩ 26,602
Book value [Abstract]
Book value	₩ 21,590		₩ 19,797	20,562
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Bulgaria		Bulgaria
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 16,101		₩ 16,101
Book value [Abstract]
Book value	₩ 18,692		₩ 18,200	19,376
RES Technology AD
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Bulgaria		Bulgaria
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 15,595		₩ 15,595
Book value [Abstract]
Book value	₩ 16,703		₩ 15,930	16,248
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Philippines		Philippines
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 2,103		₩ 2,103
Book value [Abstract]
Book value	₩ 2,527		₩ 2,405	2,441
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Key operation activities	Construction and operation of utility plant	[1]	Construction and operation of utility plant
Location	Philippines	[1]	Philippines
Percentage of ownership	75.20%	[1]	75.20%
Acquisition cost	₩ 94,579	[1]	₩ 94,579
Book value [Abstract]
Book value	₩ 198,979	[1]	₩ 201,663	214,794
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	China		China
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 16,621		₩ 16,621
Book value [Abstract]
Book value	₩ 6,635		₩ 6,530	8,149
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	China		China
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 121,928		₩ 121,928
Book value [Abstract]
Book value	₩ 204,587		₩ 188,478	185,307
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	China		China
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 39,872		₩ 39,872
Book value [Abstract]
Book value	₩ 44,217		₩ 42,530	41,024
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Saudi Arabia		Saudi Arabia
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 109,743		₩ 109,743
Book value [Abstract]
Book value	₩ 143,678		₩ 97,157	109,096
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Key operation activities	Maintenance of utility plant		Maintenance of utility plant
Location	Saudi Arabia		Saudi Arabia
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 70		₩ 70
Book value [Abstract]
Book value	₩ 4,071		₩ 3,813	6,879
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Jamaica		Jamaica
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 301,910		₩ 301,910
Book value [Abstract]
Book value	₩ 294,649		₩ 266,221	253,607
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Manufacturing		Manufacturing
Location	Korea		Korea
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 833		₩ 833
Book value [Abstract]
Book value	₩ 15,734		₩ 11,171	9,052
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	25.00%		25.00%
Acquisition cost	₩ 2,100		₩ 2,100
Book value [Abstract]
Book value	₩ 5,841		₩ 5,378	5,045
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Exporting products and technology of small or medium business by proxy		Exporting products and technology of small or medium business by proxy
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 290		₩ 290
Book value [Abstract]
Book value	₩ 597		₩ 546	571
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 1,856		₩ 1,856
Book value [Abstract]
Book value	₩ 3,084		₩ 2,896	2,883
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Jordan		Jordan
Percentage of ownership	60.00%		60.00%
Acquisition cost	₩ 111,476		₩ 111,476
Book value [Abstract]
Book value	₩ 178,679		₩ 161,253	192,164
KAPES, Inc.
Disclosure of joint ventures [line items]
Key operation activities	R & D		R & D
Location	Korea		Korea
Percentage of ownership	51.00%		51.00%
Acquisition cost	₩ 5,629		₩ 5,629
Book value [Abstract]
Book value	₩ 0		₩ 0	10,832
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 3,480		₩ 3,480
Book value [Abstract]
Book value	4,041		₩ 3,887	4,375
Jeongam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities			Power generation
Location			Korea
Percentage of ownership			40.00%
Acquisition cost			₩ 5,580
Book value [Abstract]
Book value	₩ 0		₩ 4,620	4,437
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Construction and service		Construction and service
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 290		₩ 290
Book value [Abstract]
Book value	₩ 5,415		₩ 5,362	4,902
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.90%		29.90%
Acquisition cost	₩ 52,700		₩ 52,700
Book value [Abstract]
Book value	₩ 25,896		₩ 27,518	34,872
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	15.00%		15.00%
Acquisition cost	₩ 3,000		₩ 3,000
Book value [Abstract]
Book value	₩ 2,728		₩ 3,124	3,040
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Vietnam		Vietnam
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 2,781		₩ 2,781
Book value [Abstract]
Book value	₩ 0		₩ 0	0
Kelar S.A
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	65.00%		65.00%
Acquisition cost	₩ 78,060		₩ 78,060
Book value [Abstract]
Book value	₩ 86,695		₩ 71,449	70,462
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Indonesia		Indonesia
Percentage of ownership	35.00%		35.00%
Acquisition cost	₩ 26,892		₩ 26,892
Book value [Abstract]
Book value	₩ 46,546		₩ 33,063	34,327
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 461		₩ 461
Book value [Abstract]
Book value	₩ 0		₩ 0	0
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 15,370		₩ 15,370
Book value [Abstract]
Book value	₩ 13,842		₩ 14,814	17,342
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Jordan		Jordan
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 7,493		₩ 7,493
Book value [Abstract]
Book value	₩ 5,154		₩ 0	1,757
Barakah One Company
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	UAE		UAE
Percentage of ownership	18.00%		18.00%
Acquisition cost	₩ 118		₩ 118
Book value [Abstract]
Book value	₩ 0		₩ 0	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Key operation activities	Operation of utility plant		Operation of utility plant
Location	UAE		UAE
Percentage of ownership	18.00%		18.00%
Acquisition cost	₩ 296		₩ 296
Book value [Abstract]
Book value	₩ 294		₩ 270	285
Momentum
Disclosure of joint ventures [line items]
Key operation activities	International thermonuclear experimental reactor construction management		International thermonuclear experimental reactor construction management
Location	France		France
Percentage of ownership	33.33%		33.33%
Acquisition cost	₩ 1		₩ 1
Book value [Abstract]
Book value	₩ 368		₩ 565	553
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 46,225		₩ 46,225
Book value [Abstract]
Book value	₩ 24,054		₩ 23,045	22,824
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	46.00%		46.00%
Acquisition cost	₩ 17,475		₩ 17,475
Book value [Abstract]
Book value	₩ 17,646		₩ 17,256	17,627
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 1,700		₩ 1,700
Book value [Abstract]
Book value	₩ 0		₩ 1,064	672
Chester Solar V SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 525		₩ 525
Book value [Abstract]
Book value	₩ 25		₩ 277	146
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 2,091		₩ 2,091
Book value [Abstract]
Book value	₩ 362		₩ 1,490	1,035
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Jamaica		Jamaica
Percentage of ownership	20.00%		20.00%
Acquisition cost	₩ 20,430		₩ 20,521
Book value [Abstract]
Book value	₩ 37,360		₩ 31,897	13,863
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	35.00%		35.00%
Acquisition cost	₩ 17,850		₩ 17,850
Book value [Abstract]
Book value	₩ 21,244		₩ 22,552	17,182
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	USA		USA
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 42,948		₩ 42,948
Book value [Abstract]
Book value	₩ 73,167		₩ 68,809	42,070
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	USA		USA
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 27,891		₩ 27,891
Book value [Abstract]
Book value	₩ 47,015		₩ 49,639	31,156
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	USA		USA
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 28,021		₩ 28,021
Book value [Abstract]
Book value	₩ 1,883		₩ 4,466	42,916
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	USA		USA
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 5,188		₩ 5,188
Book value [Abstract]
Book value	₩ 5,998		₩ 5,230	5,602
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	USA		USA
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 2,187		₩ 2,187
Book value [Abstract]
Book value	₩ 2,120		₩ 1,847	1,966
Laurel SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 1,222		₩ 1,222
Book value [Abstract]
Book value	₩ 290		₩ 1,092	595
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Australia		Australia
Percentage of ownership	12.37%		12.37%
Acquisition cost	₩ 4,095		₩ 4,095
Book value [Abstract]
Book value	₩ 3,625		₩ 4,129	4,024
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 37,689		₩ 37,689
Book value [Abstract]
Book value	32,457		₩ 34,883	34,859
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities			Power generation
Location			Korea
Percentage of ownership			47.31%
Acquisition cost			₩ 12,570
Book value [Abstract]
Book value	₩ 0		₩ 13,362	7,846
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.01%		29.01%
Acquisition cost	₩ 3,200		₩ 3,200
Book value [Abstract]
Book value	₩ 4,106		₩ 3,453	3,043
Chester Solar I SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	45.00%		45.00%
Acquisition cost	₩ 1,181		₩ 1,181
Book value [Abstract]
Book value	₩ 1,120		₩ 1,621	1,157
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Philippines		Philippines
Percentage of ownership	38.00%		38.00%
Acquisition cost	₩ 47,903		₩ 47,903
Book value [Abstract]
Book value	₩ 58,231		₩ 49,017	48,930
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	81.01%		81.00%
Acquisition cost	₩ 26,400		₩ 26,399
Book value [Abstract]
Book value	₩ 23,939		₩ 24,292	8,324
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 2,900		₩ 2,900
Book value [Abstract]
Book value	₩ 3,808		₩ 4,124	2,764
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.00%		29.00%
Acquisition cost	₩ 2,494		₩ 2,494
Book value [Abstract]
Book value	₩ 1,958		₩ 2,195	2,198
DE Energia SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Chile		Chile
Percentage of ownership	49.00%		49.00%
Acquisition cost	₩ 8,364		₩ 8,364
Book value [Abstract]
Book value	₩ 8,921		₩ 8,187	8,665
Dangjin Eco Power Co., Ltd. (newly)
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	34.00%		34.00%
Acquisition cost	₩ 25,661		₩ 25,661
Book value [Abstract]
Book value	₩ 26,109		₩ 25,523	25,661
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	49.00%		49.00%
Acquisition cost	₩ 2,940		₩ 2,940
Book value [Abstract]
Book value	₩ 3,081		₩ 3,065	2,940
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	50.00%		50.00%
Acquisition cost	₩ 12,000		₩ 10,800
Book value [Abstract]
Book value	₩ 11,191		₩ 10,485	10,800
Horus Solar S.A. De C.V.
Disclosure of joint ventures [line items]
Key operation activities	Renewable power generation		Renewable power generation
Location	Mexico		Mexico
Percentage of ownership	14.95%		14.95%
Acquisition cost	₩ 5,068		₩ 5,068
Book value [Abstract]
Book value	₩ 5,842		₩ 3,394	3,403
Recursos Solares PV De Mexico II, S.S. De C.V.
Disclosure of joint ventures [line items]
Key operation activities	Renewable power generation		Renewable power generation
Location	Mexico		Mexico
Percentage of ownership	14.95%		14.95%
Acquisition cost	₩ 3,678		₩ 3,678
Book value [Abstract]
Book value	₩ 4,536		₩ 3,660	672
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Key operation activities	Renewable power generation		Renewable power generation
Location	Mexico		Mexico
Percentage of ownership	14.95%		14.95%
Acquisition cost	₩ 1,678		₩ 307
Book value [Abstract]
Book value	₩ 1,610		₩ 240	222
Stavro Holding II AB
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	Sweden		Sweden
Percentage of ownership	20.00%		20.00%
Acquisition cost	₩ 17,615		₩ 8,829
Book value [Abstract]
Book value	₩ 17,627		₩ 9,277	5,625
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	38.90%		38.90%
Acquisition cost	₩ 7,020		₩ 7,020
Book value [Abstract]
Book value	₩ 9,891		₩ 9,915	0
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	19.00%		19.00%
Acquisition cost	₩ 6,460		₩ 6,460
Book value [Abstract]
Book value	₩ 6,838		₩ 6,042	0
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	19.00%		19.00%
Acquisition cost	₩ 2,637		₩ 2,637
Book value [Abstract]
Book value	₩ 2,828		₩ 2,607	0
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Malaysia		Malaysia
Percentage of ownership	25.00%		25.00%
Acquisition cost	₩ 23,833		₩ 11,569
Book value [Abstract]
Book value	₩ 22,099		₩ 11,204	0
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	49.00%		49.00%
Acquisition cost	₩ 5,245		₩ 5,245
Book value [Abstract]
Book value	₩ 4,993		₩ 5,535	0
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	Korea		Korea
Percentage of ownership	29.53%		29.53%
Acquisition cost	₩ 19,983		₩ 20,952
Book value [Abstract]
Book value	₩ 21,456		₩ 22,242	0
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	Korea		Korea
Percentage of ownership	90.00%		90.00%
Acquisition cost	₩ 15,699		₩ 15,699
Book value [Abstract]
Book value	₩ 16,288		₩ 16,129	0
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Indonesia		Indonesia
Percentage of ownership	30.61%		30.61%
Acquisition cost	₩ 59,535		₩ 59,395
Book value [Abstract]
Book value	₩ 81,595		₩ 63,029	0
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Generating and distributing vapor and hot/cold water		Generating and distributing vapor and hot/cold water
Location	Korea		Korea
Percentage of ownership	50.10%		50.10%
Acquisition cost	₩ 49,344		₩ 49,344
Book value [Abstract]
Book value	₩ 11,198		₩ 4,940	0
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	29.20%		29.20%
Acquisition cost	₩ 29,200		₩ 29,200
Book value [Abstract]
Book value	₩ 0		₩ 0	0
Dayone Energy Co., Ltd. (formerly, Hyundai Energy Co., Ltd.)
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	30.66%		30.66%
Acquisition cost	₩ 71,070		₩ 71,070
Book value [Abstract]
Book value	₩ 0		₩ 0	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Vietnam		Vietnam
Percentage of ownership	40.00%		40.00%
Acquisition cost	₩ 76,916		₩ 56,654
Book value [Abstract]
Book value	₩ 79,700		₩ 56,654	0
KAS Investment I LLC
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	USA		USA
Percentage of ownership	29.89%		29.89%
Acquisition cost	₩ 23,437		₩ 23,437
Book value [Abstract]
Book value	₩ 15,273		₩ 23,437	0
KAS Investment II LLC
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	USA		USA
Percentage of ownership	29.89%		29.89%
Acquisition cost	₩ 23,343		₩ 23,343
Book value [Abstract]
Book value	15,213		₩ 23,343	0
Energyco LLC
Disclosure of joint ventures [line items]
Key operation activities			Power generation
Location			Korea
Percentage of ownership			29.00%
Acquisition cost			₩ 1,659
Book value [Abstract]
Book value	₩ 1,535		₩ 1,659	0
CAES, LLC
Disclosure of joint ventures [line items]
Key operation activities	Holding company		Holding company
Location	USA		USA
Percentage of ownership	36.00%		36.00%
Acquisition cost	₩ 19,414		₩ 19,414
Book value [Abstract]
Book value	₩ 18,435		₩ 17,626	0
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	49.00%		19.47%
Acquisition cost	₩ 7,512		₩ 1,890
Book value [Abstract]
Book value	₩ 6,971		₩ 1,890	0
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	28.02%		28.02%
Acquisition cost	₩ 510		₩ 510
Book value [Abstract]
Book value	₩ 612		₩ 510	0
Bitsolar Energy Co., Ltd.,
Disclosure of joint ventures [line items]
Key operation activities	Power generation		Power generation
Location	Korea		Korea
Percentage of ownership	27.10%		27.10%
Acquisition cost	₩ 352		₩ 352
Book value [Abstract]
Book value	₩ 352		352	₩ 0
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	29.00%
Acquisition cost	₩ 1,659
Book value [Abstract]
Book value	₩ 1,535
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Malaysia
Percentage of ownership	60.00%
Acquisition cost	₩ 0
Book value [Abstract]
Book value	₩ 0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Chile
Percentage of ownership	60.00%
Acquisition cost	₩ 1,397
Book value [Abstract]
Book value	₩ 659		0
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	42.00%
Acquisition cost	₩ 10,752
Book value [Abstract]
Book value	₩ 10,633		0
Foresight Iberian Solar Group Holding, S.L
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Spain
Percentage of ownership	75.00%
Acquisition cost	₩ 9,697
Book value [Abstract]
Book value	₩ 9,743
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	29.00%
Acquisition cost	₩ 3,089
Book value [Abstract]
Book value	₩ 3,196		0
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	29.00%
Acquisition cost	₩ 386
Book value [Abstract]
Book value	₩ 395		0
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	29.00%
Acquisition cost	₩ 5,858
Book value [Abstract]
Book value	₩ 5,465		0
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	20.00%
Acquisition cost	₩ 1,695
Book value [Abstract]
Book value	₩ 1,688		0
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	29.00%
Acquisition cost	₩ 6,531
Book value [Abstract]
Book value	₩ 6,053		0
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Key operation activities	Utility plant maintenance
Location	Philippines
Percentage of ownership	40.00%
Acquisition cost	₩ 93
Book value [Abstract]
Book value	₩ 386		0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Key operation activities	Holding company
Location	Sweden
Percentage of ownership	45.00%
Acquisition cost	₩ 14,514
Book value [Abstract]
Book value	₩ 15,441		0
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	46.15%
Acquisition cost	₩ 12,959
Book value [Abstract]
Book value	₩ 11,708		0
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Key operation activities	Power generation
Location	Korea
Percentage of ownership	75.29%
Acquisition cost	₩ 19,091
Book value [Abstract]
Book value	₩ 19,317		0
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Key operation activities	Holding company
Location	Luxembourg
Percentage of ownership	50.00%
Acquisition cost	₩ 9,601
Book value [Abstract]
Book value	₩ 9,976		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Key operation activities	Undersea transmission network operation
Location	UAE
Percentage of ownership	35.00%
Acquisition cost	₩ 0
Book value [Abstract]
Book value	₩ 0		₩ 0

[1]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties. Accordingly, the entities are classified as joint ventures.